Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Other Payables and Other Liabilities

	As of December 31,
	2023	2022
Non-financial liabilities

Advance receipts	$20,935	$23,630
Payables for employee benefits	9,785	9,763
Current tax liabilities	—	2
Others	1,978	5,629
	32,698	39,024

Financial liabilities

Accrued expenses	22,542	22,691
Payables for property, plant and equipment	1,718	1,993
Guarantee deposits received	1,215	1,251
	25,475	25,935

	$58,173	$64,959

Current	$42,439	$46,506
Non-current	15,734	18,453
	$58,173	$64,959